Other Operating Income	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Other Operating Income
36.	OTHER OPERATING INCOME

Composition	12/31/2025	12/31/2024	12/31/2023
Services	178,988,151	175,741,450	113,111,022
Adjustments and interest from other receivables	38,493,213	34,467,486	30,392,508
Other receivables from financial intermediation	4,802,064	8,346,396	14,984,960
Adjustments from other receivables with CER clauses	2,433,603	24,948,080	22,316,663
Other	57,417,792	37,970,808	27,992,292

Total	282,134,823	281,474,220	208,797,445